Related party balances and transactions (Related party balances) (Narrative) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Lease liabilities	¥ 6,939,367	¥ 5,482,346	¥ 4,712,670
Other government-related enterprises [member]
Disclosure of transactions between related parties [line items]
Long-term loans (including current portion) and short-term loans	¥ 224,900,000	¥ 196,900,000